Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Advance payments for government grants	403	1,549
Total	403	1,549